ALLIANCE MUNICIPAL TRUST-FLORIDA PORTFOLIO


ALLIANCECAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
  AMOUNT
   (000)   SECURITY+                                   YIELD        VALUE
----------------------------------------------------------------------------
           MUNICIPAL BONDS-63.5%
           FLORIDA-63.5%
           ALACHUA INDUSTRIAL DEVELOPMENT
           (Sabine Inc. Project) Series '95 AMT VRDN*
$  2,365   9/01/15                                      5.15%    $2,365,000
           BROWARD COUNTY BOND
           (Environmentally-Sensitive Land)
   1,000   7/01/96                                      3.63      1,013,515
           BROWARD COUNTY HFA MFHR
           (Harbour Town Jacaranda Proj.)
           Series '95B VRDN*
   1,400   12/01/25                                     5.20      1,400,000
           BROWARD COUNTY HFA MFHR
           (Parkview Partnership Ltd.) VRDN*
   2,400   12/01/10                                     5.25      2,400,000
           BROWARD COUNTY HFA MFHR
           (Sawgrass Pines Apts.)
           Series '93A AMT VRDN*
   5,000   11/01/23                                     5.50      5,000,000
           DADE COUNTY AVIATION REVENUE
           Series '84A VRDN*
   2,800   10/01/09                                     5.30      2,800,000
           DADE COUNTY IDA
           (DNS Manufacturing Project)
           Series '89 AMT VRDN*
   3,475   11/01/09                                     5.50      3,475,000
           DADE COUNTY IDA
           (Dolphins Stadium Project) Series A VRDN*
   2,000   1/01/16                                      5.25      2,000,000
           DADE COUNTY IDB
           (Oates-Schneider & Reiff Pharmaceuticals)
           AMT VRDN*
     750   12/01/06                                     6.00        750,000
           DADE COUNTY IDR
           (Montenay-Dade Ltd.) Series '90A AMT VRDN*
   9,000   12/01/13                                     5.10      9,000,000
           EUSTIS HEALTH FACILITIES AUTHORITY REVENUE
           (Waterman Medical Center) VRDN*
   1,600   12/01/15                                     5.05      1,600,000
           FLORIDA HFA MFHR
           (Ashley Lake II) Series J VRDN*
     200   12/01/11                                     5.20        200,000
           FLORIDA HFA MFHR
           (Banyan Bay Apts.) Series '95L VRDN*
   5,275   1/01/25                                      5.59      5,275,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II) VRDN*
     500   12/01/08                                     5.35        500,000
           FLORIDA HFA MFHR
           (Oaks at Mill Creek Proj.)
           Series '85 VRDN*
     200   11/01/07                                     5.15        200,000
           FLORIDA HFA MFHR
           (Sunpointe Cove Proj.) VRDN*
    2,500  6/15/25                                      4.80      2,500,000
           FLORIDA HFA MFHR
           (Village Place Project) Series '85 VRDN*
     800   11/01/07                                     5.15        800,000
           FLORIDA STATE BOARD OF EDUCATION BOND
           (Dept. of Natural Resources Preservation)
           AMBAC
   1,000   7/01/96                                      3.72      1,011,585


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           HILLSBOROUGH COUNTY PCR
           (Tampa Electric Co.) Series '93 AMT VRDN*
$    600   11/01/20                                     5.95%    $  600,000
           INDIAN TRACE COMMUNITY DEVELOPMENT
           Basin 1 Water Management
           Series A MBIA VRDN*
     170   11/01/99                                     4.90        170,000
           JACKSONVILLE HEALTH FACILITIES
           (Baptist Medical Center Proj.) VRDN*
     400   7/01/14                                      4.80        400,000
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Proj.)
           Series '88 VRDN*
   2,200   2/01/18                                      5.20      2,200,000
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Proj.)
           Series '89 VRDN*
   1,100   2/01/19                                      5.20      1,100,000
           LADY LAKE CAPITAL IMPROVEMENT BOND
           AMBAC
     425   10/01/96                                     3.90        425,000
           MANITEE COUNTY FLORIDA SCHOOL DISTRICT
           -SALES TAX REVENUE
   1,500   8/01/96                                      3.55      1,500,000
           MARION COUNTY HFA MFHR
           (Paddock Place Project) Series '85F VRDN*
   3,500   12/01/07                                     5.20      3,500,000
           MARION COUNTY HFA MFHR
           (Summer Trace Project) Series '85D VRDN*
   4,200   12/01/07                                     5.20      4,200,000
           MARTIN COUNTY SOLID WASTE
           (Florida Power & Light)
           Series '93 AMT VRDN*
     600   1/01/27                                      5.95        600,000
           ORANGE COUNTY HEALTH FACILITIES AUTHORITY
           (Adventist Health Systems) VRDN*
     400   11/15/14                                     5.05        400,000
           ORANGE COUNTY HFA MFHR
           (Sundown Assoc. II) Series B VRDN*
     900   6/01/04                                      5.20        900,000
           ORANGE COUNTY SCHOOL DISTRICT TAN
           Series '95
     600   10/16/96                                     3.80        603,193
           ORLANDO UTILITIES COMMISSION
           (Water & Electric Revenue) Series '91 VRDN*
     150   12/10/96                                     5.00        150,000
           OSCEOLA COUNTY
           School Board Educ. Loan AMBAC
     800   6/01/96                                      3.75        800,000
           PINELLAS COUNTY HEALTH FACILITIES AUTHORITY
           (Mease Manor, Inc.) Series '95 VRDN*
   8,600   11/01/15                                     5.35      8,600,000
           PINELLAS COUNTY HFA MFHR
           (Foxbridge Apt. Project) Series '95A VRDN*
     900   6/15/25                                      4.80        900,000
           PINELLAS COUNTY WATER REVENUE
           AMBAC
   1,000   10/01/96                                     3.75      1,005,446


2



                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           ST. LUCIE PCR
           (Florida Power & Light)
           Series '93 AMT VRDN*
$  4,900   1/01/27                                      5.95%   $ 4,900,000
           UNIVERSITY OF NORTH FLORIDA CAPITAL
           IMPROVEMENT
           VRDN*
   5,500   11/01/24                                     5.00      5,500,000
           Total Municipal Bonds
           (amortized cost $80,743,739)                          80,743,739

           COMMERCIAL PAPER-20.8%
           FLORIDA-20.8%
           ALACHUA COUNTY HEALTH FACILITIES AUTHORITY
           (Academic Research Building Proj.)
   1,050   3/08/96                                      3.65      1,050,000
           FLORIDA LOCAL GOVERNMENT AUTHORITY
   1,000   2/22/96                                      3.75      1,000,000
           FLORIDA MUNICIPAL POWER AGENCY
           Series A
   3,405   3/11/96                                      3.60      3,405,258
           FLORIDA MUNICIPAL POWER AGENCY
           Series A
   1,000   2/09/96                                      3.90      1,000,000
           HILLSBOROUGH COUNTY
           (Tampa Intl. Airport) Series '94 AMT
   4,000   2/12/96                                      3.90      4,000,000
           JACKSONVILLE POLLUTION CONTROL
           (Florida Power & Light) Series '94
     500   3/05/96                                      3.65        500,000
           JACKSONVILLE POLLUTION CONTROL
           (Florida Power & Light) Series '94
   1,000   2/23/96                                      3.75      1,000,000
           SARASOTA HOSPITAL DISTRICT
           Hospital Rev. (Sarasota Memorial Hospital)
           Series A
$  2,960   1/29/96                                      3.70%     2,959,793
           SARASOTA HOSPITAL DISTRICT
           Hospital Rev. (Sarasota Memorial Hospital)
           Series B
   2,000   2/09/96                                      3.80      1,999,964
           SARASOTA HOSPITAL DISTRICT
           Hospital Rev. (Sarasota Memorial Hospital)
           Series C
     495   2/08/96                                      3.60        495,000
           SARASOTA HOSPITAL DISTRICT
           Hospital Rev. (Sarasota Memorial Hospital)
           Series C
   1,200   2/09/96                                      3.80      1,199,978
           ST. LUCIE PCR
           (Florida Power & Light) Series '94A
   1,000   3/12/96                                      3.65      1,000,000
           ST. LUCIE PCR
           (Florida Power & Light)
           Series '94A
   1,000   3/28/96                                      3.65      1,000,000
           SUNSHINE STATE GOVERNMENT
           FINANCE COMM.
           Series '86
   1,000   3/29/96                                      3.40      1,000,000
           SUNSHINE STATE GOVERNMENT FINANCE COMM.
           Series '86
   1,500   1/22/96                                      3.65      1,500,000
           SUNSHINE STATE GOVERNMENT FINANCE COMM.
           Series '86
   1,000   2/08/96                                      3.75      1,000,000
           WEST ORANGE MEMORIAL HOSPITAL
           Revenue Bonds
   1,400   2/28/96                                      3.60      1,400,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD          VALUE
-----------------------------------------------------------------------------
           WEST ORANGE MEMORIAL HOSPITAL
           Revenue Bonds
$    900   1/30/96                                      3.65%    $    900,000
           Total Commercial Paper
           (amortized cost $26,409,957)                            26,409,993

           TOTAL INVESTMENTS-84.3%
           (amortized cost $107,153,696)                         $107,153,732
           Other assets less liabilities-15.7%                     19,899,102

           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 127,054,775 shares outstanding)            $127,052,834


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMBAC  American Municipal Bond Assurance Corporation
   AMT    Alternative Minimum Tax
   HFA    Housing Finance Agency/Authority
   IDA    Industrial Development Authority
   IDB    Industrial Development Board
   IDR    Industrial Development Revenue
   MBIA   Municipal Bond Investors Assurance
   MFHR   Multi-Family Housing Revenue
   PCR    Pollution Control Revenue
   TAN    Tax Anticipation Note
   VRDN   Variable Rate Demand Note

   See notes to financial statements.


4



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $107,153,696)         $107,153,732
  Cash                                                              19,510,382
  Interest receivable                                                  442,335
  Deferred organization expense                                         19,800
  Receivable from investment adviser                                     8,408
  Receivable for capital stock sold                                      1,908
  Total assets                                                     127,136,565

LIABILITIES
  Distribution fee payable                                               8,038
  Payable for capital stock redeemed                                     7,331
  Dividends payable                                                        113
  Accrued expenses                                                      68,249
  Total liabilities                                                     83,731

NET ASSETS                                                        $127,052,834

COMPOSITION OF NET ASSETS
  Capital shares                                                  $127,054,775
  Accumulated net realized loss on investments                          (1,977)
  Net unrealized appreciation of investments                                36
                                                                  $127,052,834


See notes to financial statements.



5



STATEMENT OF OPERATIONS
JULY 28, 1995*TO DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                            $446,929
EXPENSES
  Advisory fee (Note B)                                     $ 53,122
  Distribution assistance and administrative service(Note C)  80,285
  Custodian fees                                              25,658
  Audit and legal fees                                         9,566
  Transfer agency                                              9,251
  Registration fees                                            3,895
  Printing                                                     3,443
  Amortization of organizational expense                       1,865
  Trustees fees                                                1,788
  Miscellaneous                                                1,749
  Total expenses                                             190,622
  Less: expense reimbursement and fee waiver                (153,667)
                                                                        36,955
  Net investment income                                                409,974

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                      (1,977)
  Net change in unrealized appreciation of investments                      36
  Net loss on investments                                               (1,941)

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $408,033


*  Commencement of operations.
   See notes to financial statements.


6



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                            JULY 28, 1995 * TO
                                                            DECEMBER 31, 1995
                                                                (UNAUDITED)
                                                            ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                        $    409,974
  Net realized loss on investments                                   (1,977)
  Net change in unrealized appreciation of investments                   36
  Net increase in net assets from operations                        408,033

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                            (409,974)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                                  127,054,775
  Total increase                                                127,052,834

NET ASSETS
  Beginning of period                                                    -0-
  End of period                                                $127,052,834


*  Commencement of operations.
   See notes to financial statements.


7



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)      ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio (the 'Portfolio'). Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended December 31, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses from July 28, 1995 (commencement of operations) to September 10, 1995, from September 11, 1995 to October 22, 1995 for expenses exceeding .20 of 1% of its average daily net assets and from October 23, 1995 to December 31, 1995 for expenses exceeding .40 of 1% of its average daily net assets. For the period ended December 31, 1995, the reimbursement amounted to $143,042. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $5,135 for the period ended December 31, 1995.


8



                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the period ended December 31, 1995, the distribution fee amounted to $26,561 of which $10,625 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the period ended December 31, 1995, such payments by the Portfolio amounted to $53,724 of which no payment was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $127,054,775. Transactions, all at $1.00 per share, were as follows:


                                                   JULY 28, 1995(A)
                                                        THROUGH
                                                  DECEMBER 31, 1995
                                                      (UNAUDITED)
                                                  -----------------
Shares sold                                           164,459,533
Shares issued on reinvestments of dividends               409,974
Shares redeemed                                       (37,814,732)
Net increase                                          127,054,775


(a)  Commencement of operations.


9



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period.


                                                               JULY 28, 1995(A)
                                                                   THROUGH
                                                                 DECEMBER 31,
                                                                     1995
                                                                  (UNAUDITED)
                                                               ----------------
Net asset value, beginning of period                                 $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  .016

LESS DISTRIBUTIONS
Dividends from net investment income                                  (.016)
Net asset value, end of period                                       $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)(c)                3.66%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $127,053
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (c)                       .35%
  Expenses, before waivers and reimbursements (c)                      1.79%
  Net investment income (c)(d)                                         3.86%


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


10



                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


11



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, Florida, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 6 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCECAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601037
AFLSR